UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Money Market Fund

March 31, 2006

1.814634.101

MIS-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.6%
	Principal Amount	Value
Michigan - 95.4%
Allen Park Pub. School District Participating VRDN Series ROC II R4007, 3.21% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	$ 5,120,000	$ 5,120,000
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.22%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	13,675,000	13,675,000
Clarkston Cmnty. Schools Participating VRDN Series ROC II R4519, 3.21% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,100,000	6,100,000
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 3.22%, LOC Northern Trust Co., Chicago, VRDN (a)	4,720,000	4,720,000
Comstock Park Pub. Schools Participating VRDN Series ROC II R 2178, 3.21% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	1,330,000	1,330,000
Delta County Econ. Dev. Corp. Envir. Impt. Rev. Participating VRDN Series PT 2371, 3.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,100,000	3,100,000
Detroit City School District Participating VRDN:
ROC II R1033, 3.21% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,655,000	3,655,000
Series AAB 04 39, 3.2% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	5,800,000	5,800,000
Series MACN 05 R, 3.21% (Liquidity Facility Bank of America NA) (a)(c)	8,495,000	8,495,000
Series MACN 06 J, 3.21% (Liquidity Facility Bank of America NA) (a)(c)	3,575,000	3,575,000
Series PA 997, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,840,000	8,840,000
Series PT 2158, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,000,000	1,000,000
Series PT 3364, 3.2% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	7,000,000	7,000,000
Series ROC II R4004, 3.21% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,750,000	5,750,000
Detroit Econ. Dev. Corp. Resource Recovery Rev.:
Bonds Series A, 4% 5/1/06 (AMBAC Insured) (b)	2,500,000	2,502,638
Participating VRDN Series Merlots 01 A90, 3.26% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,500,000	2,500,000
Detroit Swr. Disp. Rev.:
Participating VRDN:
Series AAB 05 3, 3.2% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	6,500,000	6,500,000
Series Macon 02 G, 3.25% (Liquidity Facility Bank of America NA) (a)(c)	8,520,000	8,520,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Participating VRDN:
Series Merlots 00 I, 3.21% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 9,300,000	$ 9,300,000
Series Merlots 01 A103, 3.21% (Liquidity Facility Bank of New York, New York) (a)(c)	9,985,000	9,985,000
Series Merlots 01 A112, 3.21% (Liquidity Facility Bank of New York, New York) (a)(c)	3,540,000	3,540,000
Series Merlots 06 B1, 3.2% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,495,000	5,495,000
Series PA 1183, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000,000	5,000,000
Series ROC II R4014, 3.21% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,065,000	2,065,000
Series SGB 47, 3.21% (Liquidity Facility Societe Generale) (a)(c)	5,800,000	5,800,000
Series 1998 A, 3.17% (MBIA Insured), VRDN (a)	1,300,000	1,300,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 3.21% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,500,000	4,500,000
Series PT 2587, 3.2% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	3,260,000	3,260,000
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 3.21% (Liquidity Facility Citibank NA, New York) (a)(c)	8,200,000	8,200,000
East Lansing School District Gen. Oblig. Participating VRDN Series SGA 114, 3.23% (Liquidity Facility Societe Generale) (a)(c)	6,000,000	6,000,000
Eclipse Fdg. Trust Participating VRDN Series Solar 06 21, 3.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	4,675,000	4,675,000
Ecorse Pub. School District Participating VRDN Series ROC II R7520, 3.21% (Liquidity Facility Citibank NA) (a)(c)	2,995,000	2,995,000
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.21% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Genesee County Econ. Dev. Corp. (Creative Foam Corp. Proj.) Series 1994, 3.65%, LOC JPMorgan Chase Bank, VRDN (a)(b)	500,000	500,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 3.2%, LOC Nat'l. City Bank, VRDN (a)	1,800,000	1,800,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN Series EGL 98 2201, 3.21% (Liquidity Facility Citibank NA) (a)(c)	7,940,000	7,940,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago Mission Proj.) 3.28%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,335,000	2,335,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Jackson Pub. Schools RAN Series 2005 B, 3.75% 5/24/06, LOC Comerica Bank, Detroit	$ 3,000,000	$ 3,003,341
Kalamazoo Gen. Oblig. TAN 4.25% 12/1/06	6,000,000	6,037,069
Kent County Bldg. Auth. Participating VRDN Series PT 3243, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,920,000	5,920,000
Lakeview School District Calhoun County Participating VRDN Series PT 1624, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,190,000	7,190,000
Macomb County Hosp. Fin. Auth. Rev. (Mount Clemens Gen. Hosp. Proj.) Series 2003 A1, 3.2%, LOC Comerica Bank, Detroit, VRDN (a)	20,130,000	20,130,000
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series AAB 03 35, 3.2% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	3,000,000	3,000,000
Series EGL 01 2202, 3.21% (Liquidity Facility Citibank NA, New York) (a)(c)	3,000,000	3,000,000
Series MS 00 481X, 3.2% (Liquidity Facility Morgan Stanley) (a)(c)	2,670,000	2,670,000
Series PT 2177, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,125,000	6,125,000
Series ROC II R2064, 3.21% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,740,000	2,740,000
Series ROC II R4057, 3.21% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,200,000	2,200,000
Series ROC II R4551, 3.21% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,180,000	5,180,000
(Facilities Prog.) Series 2005 IIA, 3.22%, LOC DEPFA BANK PLC, VRDN (a)	5,000,000	5,000,000
Michigan Gen. Oblig.:
Bonds:
(Multi-Modal School Ln. Prog.) Series 2005 C:
3.1% tender 4/4/06 (Liquidity Facility DEPFA BANK PLC), CP mode	7,000,000	7,000,000
3.15% tender 4/4/06 (Liquidity Facility DEPFA BANK PLC), CP mode	6,500,000	6,500,000
Series 2005 C, 3.17% tender 4/3/06 (Liquidity Facility DEPFA BANK PLC), CP mode	7,100,000	7,100,000
Participating VRDN Series PT 2021, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,415,000	4,415,000
Michigan Higher Ed. Student Ln. Auth. Rev.:
Participating VRDN:
Series LB 05 L20, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	6,475,000	6,475,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Higher Ed. Student Ln. Auth. Rev.: - continued
Participating VRDN:
Series MS 1280, 3.22% (Liquidity Facility Morgan Stanley) (a)(b)(c)	$ 2,400,000	$ 2,400,000
Series PA 1064, 3.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	7,420,000	7,420,000
Series XII B, 3.22% (AMBAC Insured), VRDN (a)(b)	3,500,000	3,500,000
Michigan Hosp. Fin. Auth. Hosp. Rev. (Health Care Equip. Ln. Prog.):
Series B, 3.22%, LOC Lasalle Bank Midwest NA, VRDN (a)	2,600,000	2,600,000
Series C, 3.22%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,500,000	7,500,000
Michigan Hosp. Fin. Auth. Rev. Series B, 3.22%, LOC Lasalle Bank Midwest NA, VRDN (a)	3,600,000	3,600,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 1988 A, 3.15% tender 4/3/06, LOC Landesbank Hessen-Thuringen, CP mode (b)	4,300,000	4,300,000
(Hunt Club Apts. Proj.) 3.21%, LOC Fannie Mae, VRDN (a)(b)	5,595,000	5,595,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2000 A, 3.22% (MBIA Insured), VRDN (a)(b)	3,190,000	3,190,000
Series 2004 A, 3.19% (FGIC Insured), VRDN (a)(b)	15,365,000	15,365,000
Series 2005 A, 3.21% (FSA Insured), VRDN (a)(b)	7,000,000	7,000,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 3.28% (MBIA Insured), VRDN (a)(b)	4,100,000	4,100,000
Series 2002 A, 3.28% (MBIA Insured), VRDN (a)(b)	5,000,000	5,000,000
Michigan Muni. Bond Auth. Rev. Participating VRDN:
Series EGL 00 2201, 3.21% (Liquidity Facility Citibank NA, New York) (a)(c)	3,500,000	3,500,000
Series MS 718, 3.2% (Liquidity Facility Morgan Stanley) (a)(c)	19,184,500	19,184,500
Series MSTC 02 204, 3.23% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	10,395,000	10,395,000
Series PT 3061, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,250,000	6,250,000
Series ROC II R 339, 3.21% (Liquidity Facility Citibank NA) (a)(c)	8,115,000	8,115,000
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family Investors II Proj.) Series 1997, 3.47%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,895,000	1,895,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds (Dow Chemical Co. Proj.) Series 2003 A1, 3.35% tender 4/4/06, CP mode (b)	5,900,000	5,900,000
Participating VRDN Series Putters 858Z, 3.24% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	12,170,000	12,170,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(BC&C Proj.) 3.34%, LOC Comerica Bank, Detroit, VRDN (a)(b)	$ 1,405,000	$ 1,405,000
(Biewer of Lansing LLC Proj.) Series 1999, 3.32%, LOC Lasalle Bank Midwest NA, VRDN (a)(b)	965,000	965,000
(Bosal Ind. Proj.) Series 1998, 3.3%, LOC Bank of New York, New York, VRDN (a)(b)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 3.5%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,800,000	1,800,000
(Conti Properties LLC Proj.) Series 1997, 3.34%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,380,000	2,380,000
(Creative Foam Corp. Proj.) 3.5%, LOC JPMorgan Chase Bank, VRDN (a)(b)	600,000	600,000
(Doss Ind. Dev. Co. Proj.) 3.5%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,800,000	1,800,000
(Fintex LLC Proj.) Series 2000, 3.34%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,705,000	1,705,000
(Future Fence Co. Proj.) 3.34%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,330,000	2,330,000
(Holland Home Oblig. Group Proj.) 3.22%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,000,000	1,000,000
(Holland Plastics Corp. Proj.) 3.29%, LOC Lasalle Bank NA, VRDN (a)(b)	4,000,000	4,000,000
(John H. Dekker & Sons Proj.) Series 1998, 3.32%, LOC Lasalle Bank Midwest NA, VRDN (a)(b)	915,000	915,000
(K&M Engineering, Inc. Proj.) 3.34%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,440,000	1,440,000
(LPB LLC Proj.) 3.5%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,400,000	2,400,000
(Majestic Ind., Inc. Proj.) 3.34%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,895,000	1,895,000
(Mans Proj.) Series 1998, 3.34%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,380,000	1,380,000
(Mid-American Products, Inc. Proj.) Series 1998 3.29%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,230,000	1,230,000
(Orchestra Place Renewal Proj.) Series 2000, 3.19%, LOC ABN-AMRO Bank NV, VRDN (a)	2,000,000	2,000,000
(PBL Enterprises, Inc. Proj.) Series 1997, 3.34%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,960,000	1,960,000
(Pioneer Laboratories, Inc. Proj.) 3.25%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,200,000	2,200,000
(S&S LLC Proj.) Series 2000, 3.41%, LOC Lasalle Bank Midwest NA, VRDN (a)(b)	2,325,000	2,325,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(SBC Ventures LLC Proj.) 3.34%, LOC Comerica Bank, Detroit, VRDN (a)(b)	$ 4,000,000	$ 4,000,000
(TEI Invts. LLC Proj.) Series 1997, 3.34%, LOC Comerica Bank, Detroit, VRDN (a)(b)	600,000	600,000
(Temperance Enterprise Proj.) Series 1996, 3.35%, LOC Nat'l. City Bank, VRDN (a)(b)	1,760,000	1,760,000
(The Spiratex Co. Proj.) Series 1994, 3.65%, LOC JPMorgan Chase Bank, VRDN (a)(b)	800,000	800,000
(Trilan LLC Proj.) 3.5%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,600,000	3,600,000
(Unified-Boring Co., Inc. Proj.) Series 1992, 3.65%, LOC Comerica Bank, Detroit, VRDN (a)(b)	400,000	400,000
(W.H. Porter, Inc. Proj.) Series 2001, 3.34%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,330,000	3,330,000
(Windcrest Properties LLC Proj.) 3.33%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,900,000	3,900,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 3.22%, LOC JPMorgan Chase Bank, VRDN (a)	12,465,000	12,465,000
Michigan Strategic Fund Rev. (Rest Haven Christian Services Proj.) Series A, 3.19%, LOC KBC Bank NV, VRDN (a)	3,195,000	3,195,000
Michigan Strategic Fund Solid Waste Disp. Rev.:
Participating VRDN Series LB 05 F11, 3.36% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,000,000	5,000,000
(Grayling Gen. Station Proj.) Series 1990, 3.21%, LOC Barclays Bank PLC, VRDN (a)(b)	6,055,000	6,055,000
Michigan Trunk Line Participating VRDN:
Series EGL 7050042 Class A, 3.21% (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
Series IXIS 05 13, 3.21% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(c)	6,010,000	6,010,000
Michigan Trunk Line Fund Participating VRDN Series Clipper 05 27, 3.21% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	6,500,000	6,500,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 3.29%, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,300,000	6,300,000
Oakridge Pub. Schools Participating VRDN Series PT 3059, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series T, 3.18% (AMBAC Insured), VRDN (a)	3,000,000	3,000,000
Series U, 3.13% (AMBAC Insured), VRDN (a)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 3.2% (Liquidity Facility Morgan Stanley) (a)(c)	$ 11,895,000	$ 11,895,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 3.22%, LOC JPMorgan Chase Bank, VRDN (a)	12,245,000	12,245,000
Univ. of Michigan Univ. Revs. Series 2004 F, 3.16% 4/13/06, CP	4,795,000	4,795,000
Van Buren Township Local Dev. Fin. Auth. Participating VRDN Series ROC 4518, 3.21% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,665,000	7,665,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 3.22%, LOC KBC Bank NV, VRDN (a)	6,600,000	6,600,000
Wayne Charter County Arpt. Rev. (Detroit Metropolitan Wayne County Arpt. Proj.) 3.2% (FSA Insured), VRDN (a)(b)	3,200,000	3,200,000
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 06 16 Class A, 3.25% (Liquidity Facility Citibank NA) (a)(b)(c)	4,950,000	4,950,000
Series EGL 720050029 Class A, 3.25% (Liquidity Facility Citibank NA) (a)(b)(c)	12,400,000	12,400,000
Series EGL 720053029 Class A, 3.25% (Liquidity Facility Citibank NA) (a)(b)(c)	6,600,000	6,600,000
Series MACN 05 T, 3.25% (Liquidity Facility Bank of America NA) (a)(b)(c)	3,640,000	3,640,000
Series MT 115, 3.25% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	6,100,000	6,100,000
Series MT 203, 3.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,500,000	6,500,000
Series Putters 1081Z, 3.24% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,750,000	2,750,000
Series Putters 836, 3.24% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	6,085,000	6,085,000
Series ROC II R442, 3.25% (Liquidity Facility Citibank NA) (a)(b)(c)	6,795,000	6,795,000
Wayne-Westland Cmnty. Schools Participating VRDN Series MS 98 56, 3.2% (Liquidity Facility Morgan Stanley) (a)(c)	7,465,000	7,465,000
Whitmore Lake Pub. School District Participating VRDN Series ROC II R4515, 3.21% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,875,000	3,875,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Wyandotte City School District Participating VRDN Series PT 1790, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 2,890,000	$ 2,890,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) 3.34%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	15,410,000	15,410,000
		683,542,548
New York - 0.8%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 3, 3.24% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	5,500,000	5,500,000
Puerto Rico - 1.4%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	4,600,000	4,618,599
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth. Rev. Bonds (Abbot Labs Proj.) 3.55%, tender 3/1/07 (a)	5,000,000	5,002,242
		9,620,841
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $698,663,389)		698,663,389
NET OTHER ASSETS - 2.4%		17,536,035
NET ASSETS - 100%		$ 716,199,424
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 3,771
Income Tax Information
At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $698,663,389.
Investment Valuation
As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio Municipal
Money Market Fund

March 31, 2006

1.814643.101

OFS-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.9%
	Principal Amount	Value
Ohio - 95.5%
Akron Income Tax Rev. Participating VRDN Series ROC II R2137, 3.21% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	$ 3,175,000	$ 3,175,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 3.43%, tender 8/15/06 (a)	8,676,000	8,676,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series 1996 A, 3.32%, LOC Key Bank NA, VRDN (a)(d)	1,680,000	1,680,000
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.) 3.22%, LOC Nat'l. City Bank, VRDN (a)	7,700,000	7,700,000
Butler County Gen. Oblig. BAN 3.75% 6/8/06	4,025,000	4,030,820
Butler County Wtrwks. Rev. Bonds Series ROC II R2207, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)(f)	2,550,000	2,550,000
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 3.45%, LOC Nat'l. City Bank, VRDN (a)	3,950,000	3,950,000
Cincinnati City School District Participating VRDN Series EGL 04 34 Class A, 3.21% (Liquidity Facility Citibank NA) (a)(e)	1,295,000	1,295,000
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 3.24% (Liquidity Facility Sallie Mae), VRDN (a)(d)	7,700,000	7,700,000
Series 1998 A2, 3.24% (Liquidity Facility Sallie Mae), VRDN (a)(d)	19,800,000	19,800,000
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN:
Series PT 02 1587, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,460,000	6,460,000
Series PT 1615, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,670,000	5,670,000
Cincinnati Wtr. Sys. Rev. Bonds Series ROC II R7528, 3.45%, tender 8/10/06 (Liquidity Facility Citibank NA) (a)(e)(f)	2,635,000	2,635,000
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 3.32%, LOC Key Bank NA, VRDN (a)(d)	1,510,000	1,510,000
Cleveland Arpt. Sys. Rev. Participating VRDN:
Series PT 799, 3.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,500,000	1,500,000
Series Stars 81, 3.25% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	5,560,000	5,560,000
Cleveland Gen. Oblig. Participating VRDN Series PT 2032, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,030,000	3,030,000
Cleveland Muni. School District BAN 3.75% 7/27/06	7,900,000	7,911,458
Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th Research Bldg., LLC Proj.) Series 2003, 3.22%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Columbus City School District Participating VRDN Series PT 2278, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 2,730,000	$ 2,730,000
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 3.3%, LOC Nat'l. City Bank, VRDN (a)(d)	3,665,000	3,665,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp. Proj.) 3.25%, LOC Key Bank NA, VRDN (a)	4,390,000	4,390,000
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 3.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,230,000	6,230,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 3.5%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,215,000	1,215,000
(Pubco Corp. Proj.) Series 2001, 3.3%, LOC Nat'l. City Bank, VRDN (a)(d)	2,565,000	2,565,000
(The Great Lakes Brewing Co. Proj.) Series 1997, 3.47%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	3,430,000	3,430,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Subseries B3, 3.21%, VRDN (a)	2,600,000	2,600,000
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 3.25%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,015,000	7,015,000
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 3.3%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	3,580,000	3,580,000
Delaware Gen. Oblig. BAN 4.5% 12/14/06	7,800,000	7,858,381
Elyria Gen. Oblig. BAN 4% 10/18/06	2,550,000	2,561,513
Erie County Gen. Oblig. BAN:
3.25% 4/12/06	8,000,000	8,000,935
3.25% 4/12/06	5,000,000	5,000,585
4.25% 4/11/07	7,500,000	7,547,025
4.25% 4/11/07	5,000,000	5,031,350
Erie County Multi-family Hsg. Rev. (Providence Residential Cmnty. Corp. Proj.) Series 1999 A, 3.22%, LOC JPMorgan Chase Bank, VRDN (a)	8,800,000	8,800,000
Franklin County Multi-family Rev.:
(Golf Pointe Apts. Proj.) Series 2000 A, 3.24%, LOC Lasalle Bank NA, VRDN (a)(d)	6,690,000	6,690,000
(Hanover Ridge Apts. Proj. 3.27%, LOC Fannie Mae, VRDN (a)(d)	4,350,000	4,350,000
Geauga County Health Care Facilities Rev. (Montefiore Hsg. Corp. Proj.) Series 2001, 3.25%, LOC Key Bank NA, VRDN (a)	5,510,000	5,510,000
Grove City Gen. Oblig. BAN 3.75% 6/22/06	9,790,000	9,811,620
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Health Care Facilities Rev. 3.24%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	$ 4,040,000	$ 4,040,000
Hamilton County Swr. Sys. Rev. Participating VRDN Series PT 3254, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,195,000	10,195,000
Hamilton Gen. Oblig. BAN:
3.75% 6/1/06	3,400,000	3,404,137
4.25% 9/15/06	8,820,000	8,849,459
Jackson Local School District Stark & Summit Counties Participating VRDN Series PT 2334, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,985,000	3,985,000
Kettering Indl. Dev. Rev. (Millat Industries Corp. Proj.) 3.3%, LOC Nat'l. City Bank, VRDN (a)(d)	3,120,000	3,120,000
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 3.47%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	860,000	860,000
(Norshar Co. Proj.) 3.5%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,825,000	2,825,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 3.28%, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Lucas County Multi-family Rev. (Lakewoods Proj.) 3.32%, LOC Key Bank NA, VRDN (a)(d)	4,000,000	4,000,000
Marysville Exempted Village School District BAN 4% 5/25/06	2,500,000	2,502,883
Marysville Wastewtr. Treatment Sys. Rev. BAN 4.5% 12/21/06	8,000,000	8,062,664
Medina County Indl. Dev. Rev.:
(Firedex, Inc. Proj.) Series 1997, 3.32%, LOC Key Bank NA, VRDN (a)(d)	825,000	825,000
(Rembond Proj.) Series 1996, 3.5%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,650,000	1,650,000
Mentor Gen. Oblig. BAN 4% 10/1/06	2,500,000	2,508,217
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997, 3.47%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	2,570,000	2,570,000
(Kettering Affiliated Proj.) 3.28%, LOC JPMorgan Chase Bank, VRDN (a)	2,400,000	2,400,000
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor Invts.-Lyons Gate Proj.) 3.23%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	4,306,000	4,306,000
North Ridgeville Gen. Oblig. BAN 4% 9/21/06	3,000,000	3,008,304
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN:
Series MS 1223, 3.2% (Liquidity Facility Morgan Stanley) (a)(e)	8,300,000	8,300,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
Participating VRDN:
Series PA 769R, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 8,880,000	$ 8,880,000
(AK Steel Corp. Proj.) Series A, 3.25%, LOC ABN-AMRO Bank NV, VRDN (a)(d)	14,500,000	14,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A:
3.26%, LOC Cr. Lyonnais SA, VRDN (a)(d)	12,100,000	12,100,000
3.28%, VRDN (a)	7,600,000	7,600,000
Ohio Bldg. Auth. Participating VRDN:
Series Putters 790, 3.21% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,190,000	3,190,000
Series Putters 793, 3.21% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,075,000	2,075,000
Ohio Gen. Oblig. Participating VRDN:
Series PT 2046, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,260,000	4,260,000
Series PT 2139, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,280,000	4,280,000
Series PT 2200, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,000,000	5,000,000
Series ROC II R479, 3.21% (Liquidity Facility Citibank NA) (a)(e)	8,455,000	8,455,000
Series ROC II R7508, 3.21% (Liquidity Facility Citibank NA) (a)(e)	11,185,000	11,185,000
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN:
Series EGL 7053020 Class A, 3.21% (Liquidity Facility Citibank NA) (a)(e)	7,900,000	7,900,000
Series MS 98 116, 3.2% (Liquidity Facility Morgan Stanley) (a)(e)	10,120,000	10,120,000
(Ashland Univ. Proj.) 3.22%, LOC Key Bank NA, VRDN (a)	11,230,000	11,230,000
(Cleveland Institute of Music Proj.) 3.2%, LOC Nat'l. City Bank, VRDN (a)	7,000,000	7,000,000
(Pooled Fing. Prog.):
Series 1996, 3.28%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,790,000	2,790,000
Series 1997, 3.28%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	4,600,000	4,600,000
Series 1998, 3.28%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	9,340,000	9,340,000
Series 1999, 3.28%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	8,200,000	8,200,000
3.2% 4/5/06 (Liquidity Facility JPMorgan Chase Bank), CP	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series Merlots 00 A1, 3.32%, tender 11/7/06 (Liquidity Facility Wachovia Bank NA) (a)(d)(e)(f)	$ 3,015,000	$ 3,015,000
Participating VRDN:
Series BA 01 I, 3.29% (Liquidity Facility Bank of America NA) (a)(d)(e)	3,050,000	3,050,000
Series BA 98 B, 3.32% (Liquidity Facility Bank of America NA) (a)(d)(e)	14,695,000	14,695,000
Series BA 98 Q, 3.32% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,600,000	4,600,000
Series LB 03 L46J, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	5,610,000	5,610,000
Series Merlots 01 A78, 3.26% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	1,510,000	1,510,000
Series Merlots 02 A34, 3.26% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	1,310,000	1,310,000
Series Merlots 05 A16, 3.26% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	4,810,000	4,810,000
Series Merlots 06 A2, 3.26% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	4,000,000	4,000,000
Series PT 1334, 3.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,360,000	4,360,000
Series PT 228, 3.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,145,000	3,145,000
Series PT 241, 3.25% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(e)	310,000	310,000
Series PT 567, 3.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,560,000	1,560,000
Series PT 582, 3.25% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(e)	2,095,000	2,095,000
(Mortgage-Backed Securities Prog.):
Series 2005 F, 3.19% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	26,300,000	26,300,000
Series B, 3.23% (Liquidity Facility Citibank NA), VRDN (a)(d)	11,000,000	11,000,000
Series 2004 D, 3.19% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	3,900,000	3,900,000
Series B, 3.25% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	11,990,000	11,990,000
Series F, 3.23% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	6,400,000	6,400,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.25%, LOC Key Bank NA, VRDN (a)(d)	$ 5,700,000	$ 5,700,000
(Pedcor Invts. Willow Lake Apts. Proj.):
Series A, 3.25%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	2,835,000	2,835,000
Series B, 3.35%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	470,000	470,000
Series C, 3.35%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	460,000	460,000
Series D, 3.35%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	460,000	460,000
(Pine Crossing Apts. Proj.) 3.24%, LOC Lasalle Bank NA, VRDN (a)(d)	5,670,000	5,670,000
(Shannon Glenn Apts. Proj.) 3.23%, LOC Fannie Mae, VRDN (a)(d)	11,800,000	11,800,000
(Wingate at Belle Meadows Proj.) 3.23%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	8,750,000	8,750,000
Ohio Indl. Dev. Rev.:
(K&S Realty Proj.) Series 1989 I, 3.25%, LOC Nat'l. City Bank, VRDN (a)(d)	85,000	85,000
(K&S Realty/Starr Fabricating, Inc. Proj.) Series 1989 III, 3.25%, LOC Nat'l. City Bank, VRDN (a)(d)	110,000	110,000
Ohio Solid Waste Rev.:
(BP Amoco Chemical Co. Proj.) 3.24% (BP PLC Guaranteed), VRDN (a)(d)	6,300,000	6,300,000
(BP Exploration & Oil, Inc. Proj.) Series 2000, 3.24% (BP PLC Guaranteed), VRDN (a)(d)	3,000,000	3,000,000
(BP Products NA, Inc. Proj.) Series B, 3.24% (BP PLC Guaranteed), VRDN (a)(d)	2,115,000	2,115,000
(Republic Svcs., Inc. Proj.) 3.45%, VRDN (a)(d)	7,700,000	7,700,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 3.27%, LOC Bank of America NA, VRDN (a)(d)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
Participating VRDN Series Putters 558, 3.21% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,565,000	4,565,000
(Cleveland Elec. Illuminating Co. Proj.) Series A, 3.32%, LOC Barclays Bank PLC, VRDN (a)(d)	6,000,000	6,000,000
(Toledo Edison Co. Proj.) Series A, 3.32%, LOC Barclays Bank PLC, VRDN (a)(d)	3,800,000	3,800,000
Series A, 3.25%, LOC Barclays Bank PLC, VRDN (a)(d)	10,000,000	10,000,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (Timken Co. Proj.) Series 1997, 3.26%, LOC Wachovia Bank NA, VRDN (a)(d)	24,000,000	24,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Pepper Pike Gen. Oblig. BAN 3% 6/22/06	$ 1,373,000	$ 1,373,600
Perrysburg Gen. Oblig. BAN:
3.65% 11/9/06	1,500,000	1,503,531
3.65% 11/9/06	2,600,000	2,606,121
3.75% 5/25/06	4,033,000	4,038,217
3.75% 8/10/06	4,465,000	4,478,225
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 3.22%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (a)	6,500,000	6,500,000
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 3.3%, LOC Nat'l. City Bank, VRDN (a)(d)	2,195,000	2,195,000
Richland County Health Care Facilities Rev.:
(Mansfield Memorial Homes Proj.) Series 2002, 3.27%, LOC Key Bank NA, VRDN (a)	4,700,000	4,700,000
(Wesleyan Sr. Living Proj.) Series 2004 A, 3.19%, LOC JPMorgan Chase Bank, VRDN (a)	8,000,000	8,000,000
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 3.31%, LOC Lasalle Bank Midwest NA, VRDN (a)(d)	1,600,000	1,600,000
Rickenbacker Port Auth. Indl. Dev. (Micro Industries Corp. Proj.) Series 2000, 3.5%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,425,000	2,425,000
Sandy Valley Loc School District BAN 4.25% 6/21/06	6,610,000	6,624,012
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 3.32%, LOC Key Bank NA, VRDN (a)(d)	2,140,000	2,140,000
Stow Gen. Oblig. BAN 3.5% 5/11/06	7,500,000	7,505,433
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) 3.25%, LOC Key Bank NA, VRDN (a)	4,840,000	4,840,000
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
3.35%, LOC Nat'l. City Bank, VRDN (a)(d)	1,500,000	1,500,000
3.5%, LOC Nat'l. City Bank, VRDN (a)(d)	2,295,000	2,295,000
(Kaiser Dev. Proj.) 3.65%, LOC Nat'l. City Bank, VRDN (a)(d)	615,000	615,000
(Keltec, Inc. Proj.) Series 1987, 3.65%, LOC Nat'l. City Bank, VRDN (a)(d)	80,000	80,000
(Mannix Co. Proj.) Series 1987, 3.65%, LOC JPMorgan Chase Bank, VRDN (a)(d)	425,000	425,000
(Sigma Properties Proj.) Series 2000 B, 3.35%, LOC Nat'l. City Bank, VRDN (a)(d)	1,740,000	1,740,000
(Summit Plastic Co. Proj.) 3.4%, LOC Nat'l. City Bank, VRDN (a)(d)	730,000	730,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Summit County Indl. Dev. Rev.: - continued
(Triumph Hldgs. Proj.) 3.35%, LOC Nat'l. City Bank, VRDN (a)(d)	$ 1,210,000	$ 1,210,000
Toledo City School District Participating VRDN Series Putters 655, 3.21% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,695,000	1,695,000
Toledo-Lucas County Port Auth. Rev. (P&G Industries Proj.) 3.35%, LOC Nat'l. City Bank, VRDN (a)(d)	1,640,000	1,640,000
Tuscarawas County Hosp. Facilities Rev. Participating VRDN Series MT 103, 3.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,050,000	3,050,000
Univ. of Cincinnati Gen. Receipts BAN Series C, 4.5% 3/28/07	8,000,000	8,073,347
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 3.25%, LOC Nat'l. City Bank, VRDN (a)	4,545,000	4,545,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 3.22%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	11,704,000	11,704,000
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 3.35%, LOC Nat'l. City Bank, VRDN (a)(d)	1,995,000	1,995,000
(Dowa THT America, Inc. Proj.) Series 1999, 3.3%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,800,000	3,800,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 3.35%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,300,000	5,300,000
		775,937,837
Puerto Rico - 1.0%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	5,500,000	5,522,238
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series TOC 05 Z6, 3.24% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	3,045,000	3,045,000
		8,567,238
Municipal Securities - continued
	Shares	Value
Other - 1.4%
Fidelity Municipal Cash Central Fund, 3.21% (b)(c)	11,097,400	$ 11,097,400
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $795,602,475)		795,602,475
NET OTHER ASSETS - 2.1%		16,741,240
NET ASSETS - 100%		$ 812,343,715
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,200,000 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Butler County Wtrwks. Rev. Bonds Series ROC II R2207, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	6/8/05	$ 2,550,000
Cincinnati Wtr. Sys. Rev. Bonds Series ROC II R7528, 3.45%, tender 8/10/06 (Liquidity Facility Citibank NA)	5/18/05	$ 2,635,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series Merlots 00 A1, 3.32%, tender 11/7/06 (Liquidity Facility Wachovia Bank NA)	11/12/03	$ 3,015,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 3,460
Income Tax Information
At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $795,602,475.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania Municipal
Money Market Fund

March 31, 2006

1.814638.101

PFR-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.6%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.7%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN Series SGA 89, 3.2% (Liquidity Facility Societe Generale) (a)(c)	$ 7,500,000	$ 7,500,000
Pennsylvania - 94.3%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 3.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,000,000	2,000,000
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
(South Hills Health Sys. Proj.):
Series 2000 A, 2.95%, tender 6/1/06, LOC PNC Bank NA, Pittsburgh (a)	4,400,000	4,400,000
Series A, 2.93%, tender 5/1/06, LOC PNC Bank NA, Pittsburgh (a)	6,315,000	6,315,000
Series PT 762, 2.85%, tender 6/15/06 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)(d)	5,340,000	5,340,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport Realty Ltd. Proj.) 3.45%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	1,560,000	1,560,000
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Animal Friends, Inc. Proj.) 4%, tender 7/1/06, LOC PNC Bank NA, Pittsburgh (a)	4,155,000	4,162,137
Participating VRDN Series Merlots A48, 3.21% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,000,000	3,000,000
(Doren, Inc. Proj.) Series 1997 C, 3.35%, LOC Nat'l. City Bank, PA, VRDN (a)(b)	1,300,000	1,300,000
(R.I. Lampus Co. Proj.) Series 1997 A, 3.3%, LOC Nat'l. City Bank, PA, VRDN (a)(b)	2,360,000	2,360,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 3.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	3,120,000	3,120,000
(UPMC Children's Hosp. Proj.) Series 2004 A, 3.32%, VRDN (a)	3,200,000	3,200,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 3.21% (Liquidity Facility Citibank NA, New York) (a)(c)	6,700,000	6,700,000
Berks County Indl. Dev. Auth. Rev. (Fleetwood Industries Bus. Trust Proj.) 3.27%, LOC First Tennessee Bank NA, Memphis, VRDN (a)(b)	2,440,000	2,440,000
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 3.21%, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,200,000	3,200,000
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 3.23%, LOC Wachovia Bank NA, VRDN (a)(b)	1,220,000	1,220,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Bucks County Indl. Dev. Auth. Rev.: - continued
(Snowball Real Estate LP Proj.) 3.33%, LOC Wachovia Bank NA, VRDN (a)(b)	$ 2,240,000	$ 2,240,000
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 3.27%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	1,500,000	1,500,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 3.3%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	5,825,000	5,825,000
Series 1998 A2, 3.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	3,300,000	3,300,000
Central Bucks School District Series 2000 A, 3.22% (FGIC Insured), VRDN (a)	3,930,000	3,930,000
Chester County Inter Unit 3.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,650,000	1,650,000
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series PA 1295, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	10,650,000	10,650,000
Harrisburg Auth. Wtr. Rev.:
Series 2002 B, 3.22% (FSA Insured), VRDN (a)	3,000,000	3,000,000
Series A, 3.22% (FGIC Insured), VRDN (a)	2,800,000	2,800,000
Hatfield Township Indl. Dev. Auth. Exempt Facilities Rev. (Hatfield Quality Meats Proj.) 3.23%, LOC Bank of America NA, VRDN (a)(b)	1,500,000	1,500,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) Series 1997, 3.27%, VRDN (a)	2,860,000	2,860,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 3.28%, LOC Wachovia Bank NA, VRDN (a)(b)	1,200,000	1,200,000
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series MS 1170X, 3.23% (Liquidity Facility Morgan Stanley) (a)(b)(c)	2,000,000	2,000,000
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.):
Series A, 3.32%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,905,000	1,905,000
Series C, 3.32%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,000,000	1,000,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Exelon Generation Co. LLC Proj.) Series 2001 B, 3.23% tender 4/3/06, LOC Wachovia Bank NA, CP mode	3,000,000	3,000,000
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1991, 3.33% tender 4/6/06, CP mode (b)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Northampton County Indl. Dev. Auth. Rev.: - continued
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.23%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 2,350,000	$ 2,350,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) 3.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,400,000	2,400,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 3.25%, LOC JPMorgan Chase Bank, VRDN (a)(b)	19,700,000	19,700,000
(Merck & Co. Proj.) Series 2000, 3.24%, VRDN (a)(b)	11,000,000	11,000,000
(York Wtr. Co. Proj.) Series B, 3.27% (XL Cap. Assurance, Inc. Insured), VRDN (a)(b)	3,500,000	3,500,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1996 A2, 3.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	400,000	400,000
Series 1999 C4, 3.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	800,000	800,000
Series 2002 B6, 3.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	800,000	800,000
Series 2004 D2, 3.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,600,000	2,600,000
Series 2004 D6, 3.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,700,000	2,700,000
Series B3, 3.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,400,000	1,400,000
Series B5, 3.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
Pennsylvania Econ. Dev. Fing. Auth. Rev.:
(Westrum Hanover, LP Proj.) 3.23%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(b)	2,900,000	2,900,000
(Westrum Harleysville II LP Proj.) 3.23%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(b)	4,335,000	4,335,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.:
Participating VRDN Series MT 47, 3.24% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)(c)	4,500,000	4,500,000
(Waste Mgmt., Inc. Proj.) 3.4%, VRDN (a)(b)	4,200,000	4,200,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 3.385%, VRDN (a)(b)	1,600,000	1,600,000
Series B, 3.37% (Sunoco, Inc. Guaranteed), VRDN (a)(b)	1,600,000	1,600,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series EGL 04 43 Class A, 3.21% (Liquidity Facility Citibank NA) (a)(c)	10,250,000	10,250,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN: - continued
Series Merlots 04 B15, 3.21% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 3,095,000	$ 3,095,000
Series ROC II R506, 3.21% (Liquidity Facility Citibank NA) (a)(c)	4,260,000	4,260,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 B, 3.2% (AMBAC Insured), VRDN (a)(b)	1,500,000	1,500,000
Series 1988 C, 3.2%, LOC Sallie Mae, VRDN (a)(b)	17,350,000	17,350,000
Series 1988 E, 3.2%, LOC Sallie Mae, VRDN (a)(b)	16,000,000	16,000,000
Series 1997 A, 3.27% (AMBAC Insured), VRDN (a)(b)	2,900,000	2,900,000
Series 2000 A, 3.27% (AMBAC Insured), VRDN (a)(b)	4,000,000	4,000,000
Series 2001 B, 3.24% (FSA Insured), VRDN (a)(b)	800,000	800,000
Series 2002 B, 3.27% (FSA Insured), VRDN (a)(b)	2,800,000	2,800,000
Series A:
3.27% (AMBAC Insured), VRDN (a)(b)	2,500,000	2,500,000
3.27% (FSA Insured), VRDN (a)(b)	20,500,000	20,500,000
Series A1, 3.27% (AMBAC Insured), VRDN (a)(b)	5,600,000	5,600,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.22%, LOC Unicredito Italiano Spa, VRDN (a)	3,500,000	3,500,000
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.23% (Liquidity Facility Lloyds TSB Bank PLC) (a)(c)	3,290,000	3,290,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (Waynesburg College Proj.) Series 1997, 2.75%, tender 1/1/07, LOC PNC Bank NA, Pittsburgh (a)	4,700,000	4,700,000
Participating VRDN:
Series Merlots 05 D6, 3.21% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,400,000	4,400,000
Series Putters 1271, 3.21% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,900,000	1,900,000
(Mount Aloysius College Proj.) Series L3, 3.21%, LOC Allied Irish Banks PLC, VRDN (a)	2,600,000	2,600,000
Pennsylvania Hsg. Fin. Agcy.:
Participating VRDN:
Series LB 04 L80, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,890,000	2,890,000
Series MT 163, 3.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,600,000	3,600,000
Series PA 1235, 3.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,675,000	1,675,000
Series PA 930, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,995,000	4,995,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy.: - continued
Participating VRDN:
Series PT 2190, 3.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 7,515,000	$ 7,515,000
Series PT 890, 3.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,315,000	1,315,000
Series Putters 1213, 3.24% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	2,390,000	2,390,000
(Single Family Mortgage Proj.) Series 2006 92B, 3.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(b)	4,300,000	4,300,000
Series 2004 84D, 3.2% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	5,635,000	5,635,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series MS 958, 3.21% (Liquidity Facility Morgan Stanley) (a)(c)	3,710,000	3,710,000
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 3.21% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,440,000	2,440,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04 9, 3.21%, tender 4/7/06 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	3,100,000	3,100,000
Philadelphia Arpt. Rev.:
Participating VRDN:
Series PT 3077, 3.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,000,000	1,000,000
Series SG 118, 3.25% (Liquidity Facility Societe Generale) (a)(b)(c)	2,600,000	2,600,000
Series 2005 C, 3.26% (MBIA Insured), VRDN (a)(b)	5,000,000	5,000,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series PA 882, 3.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,200,000	2,200,000
Series Putters 217, 3.24% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,715,000	7,715,000
Philadelphia Gas Works Rev. Participating VRDN:
Series 1998 104, 3.21% (Liquidity Facility Morgan Stanley) (a)(c)	2,195,000	2,195,000
Series MS 906, 3.21% (Liquidity Facility Morgan Stanley) (a)(c)	3,000,000	3,000,000
Series PT 1144, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
Series Putters 384, 3.21% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,600,000	1,600,000
Philadelphia Gen. Oblig. TRAN Series A, 4% 6/30/06	8,000,000	8,013,041
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. Bonds (Jefferson Health Sys. Proj.) Series A, 5.5% 5/15/06	$ 2,045,000	$ 2,051,268
Philadelphia Redev. Auth. Rev. Participating VRDN Series DB 134, 3.22% (Liquidity Facility Deutsche Bank AG) (a)(b)(c)	3,500,000	3,500,000
Philadelphia School District Participating VRDN:
Series EGL 7050036 Class A, 3.21% (Liquidity Facility Citibank NA) (a)(c)	3,800,000	3,800,000
Series EGL 7050039 Class A, 3.21% (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 7050050 Class A, 3.21% (Liquidity Facility Citibank NA) (a)(c)	2,300,000	2,300,000
Series MS 773, 3.2% (Liquidity Facility Morgan Stanley) (a)(c)	2,000,000	2,000,000
Series SG 158, 3.2% (Liquidity Facility Societe Generale) (a)(c)	3,200,000	3,200,000
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 3.24% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	7,905,000	7,905,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 3.24%, LOC Dexia Cr. Local de France, VRDN (a)(b)	4,795,000	4,795,000
Scranton-Lackawanna Health & Welfare Auth. Rev. Participating VRDN Series Merlots 02 A18, 3.21% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,240,000	2,240,000
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran Village Proj.) 3.22%, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,700,000	3,700,000
Southeastern Pennsylvania Transit Auth. Spl. Rev. Participating VRDN Series BS 01 9016 Class A, 3.22% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	5,500,000	5,500,000
Venango Indl. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass Generating Co. LP Proj.):
Series 1990 B, 3.28% tender 4/4/06, LOC Dexia Cr. Local de France, CP mode (b)	4,200,000	4,200,000
Series 1993, 3.28% tender 4/4/06, LOC Dexia Cr. Local de France, CP mode (b)	2,500,000	2,500,000
		410,486,446
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - 1.6%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	$ 6,900,000	$ 6,928,487
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $424,914,933)		424,914,933
NET OTHER ASSETS - 2.4%		10,423,259
NET ASSETS - 100%		$ 435,338,192
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,340,000 or 1.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762, 2.85%, tender 6/15/06 (Liquidity Facility Landesbank Hessen-Thuringen)	9/4/03 - 3/9/05	$ 5,340,000
Income Tax Information
At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $424,914,933.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 19, 2006